UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                          as of August 31, 2018 (Unaudited)

DWS CROCI® Equity Dividend Fund

	Shares	Value ($)
Common Stocks 99.3%
Consumer Discretionary 5.1%
Distributors 2.5%
Genuine Parts Co.	273,090	27,268,036
Household Durables 2.6%
Garmin Ltd.	415,361	28,302,699
Consumer Staples 22.1%
Beverages 4.6%
Coca-Cola Co.	567,183	25,279,346
PepsiCo, Inc.	228,065	25,545,561
		50,824,907
Food & Staples Retailing 2.6%
Walmart, Inc.	300,554	28,811,106
Food Products 7.4%
Conagra Brands, Inc.	732,353	26,913,973
The Hershey Co.	284,067	28,554,415
The JM Smucker Co.	243,191	25,141,085
		80,609,473
Household Products 5.1%
Kimberly-Clark Corp.	246,224	28,448,721
Procter & Gamble Co.	331,234	27,475,860
		55,924,581
Tobacco 2.4%
Altria Group, Inc.	451,426	26,417,450
Financials 12.1%
Banks 9.8%
BB&T Corp.	519,332	26,828,691
Huntington Bancshares, Inc.	1,747,181	28,321,804
JPMorgan Chase & Co.	230,144	26,369,899
Wells Fargo & Co.	451,891	26,426,586
		107,946,980
Consumer Finance 2.3%
Synchrony Financial	785,840	24,887,553
Health Care 20.3%
Biotechnology 4.8%
Amgen, Inc.	137,252	27,424,322
Gilead Sciences, Inc.	334,798	25,354,253
		52,778,575
Health Care Equipment & Supplies 2.6%
Medtronic PLC	294,140	28,358,037
Pharmaceuticals 12.9%
Bristol-Myers Squibb Co.	449,917	27,242,474
Eli Lilly & Co.	279,858	29,566,998
Johnson & Johnson	204,206	27,504,506
Merck & Co., Inc.	413,008	28,328,219
Pfizer, Inc.	696,785	28,930,513
		141,572,710
Industrials 17.6%
Aerospace & Defense 4.9%
Lockheed Martin Corp.	82,171	26,328,410
Raytheon Co.	134,993	26,923,004
		53,251,414
Commercial Services & Supplies 2.5%
Waste Management, Inc.	305,680	27,786,312
Electrical Equipment 2.6%
Eaton Corp. PLC	339,123	28,194,686
Machinery 7.6%
Cummins, Inc.	196,622	27,881,000
Illinois Tool Works, Inc.	192,682	26,759,676
PACCAR, Inc.	418,471	28,631,786
		83,272,462
Information Technology 5.2%
IT Services 2.4%
International Business Machines Corp.	179,801	26,337,251
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	135,881	30,930,592
Materials 7.1%
Chemicals 4.8%
Eastman Chemical Co.	261,529	25,376,159
LyondellBasell Industries NV "A"	243,732	27,488,095
		52,864,254
Containers & Packaging 2.3%
WestRock Co.	462,885	25,495,706
Utilities 9.8%
Electric Utilities 4.9%
Eversource Energy	441,259	27,547,799
NextEra Energy, Inc.	156,270	26,581,527
		54,129,326
Multi-Utilities 4.9%
DTE Energy Co.	241,847	26,878,876
Public Service Enterprise Group, Inc.	508,127	26,600,449
		53,479,325
Total Common Stocks (Cost $965,667,434)		1,089,443,435
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 1.96% (a) (Cost $7,213,185)	7,213,185	7,213,185
	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $972,880,619)	100.0	1,096,656,620
Other Assets and Liabilities, Net	0.0	10,438
Net Assets	100.0	1,096,667,058

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2018 are as follows:

Value ($) at 11/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (a) (b)
—	—	—	—	—	3,337	—	—	—
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 1.96% (a)
3,633,610	98,737,580	95,158,005	—	—	69,187	—	7,213,185	7,213,185
3,633,610	98,737,580	95,158,005	—	—	72,524	—	7,213,185	7,213,185

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Purchases and sales not shown for securities lending collateral.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$1,089,443,435	$—	$—	$1,089,443,435
Short-Term Investments	7,213,185	—	—	7,213,185
Total	$1,096,656,620	$—	$—	$1,096,656,620

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS CROCI® Equity Dividend Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	October 23, 2018